Balance Sheets - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash and cash equivalents	$ 10,959,546	$ 7,353,061	$ 2,639,650
Accounts receivable	288,466	157,058	0
Inventory	653,115	39,442	0
Prepaid expenses	741,544	370,888	521,322
Prepaid research and development - related party	121,983	121,983	121,983
Deferred tax asset		41,427	18,897
Total current assets	12,764,654	8,083,859	3,301,852
Fixed assets, net (Note 2)	143,826	29,706	57,246
Developed technology, net	1,242,569	780,125	0
Customer contracts, net	1,456,875	711,000	0
Trade names, net	210,139	79,000	0
Goodwill	221,000	74,000	0
In-process research and development	7,500,000	7,500,000	7,500,000
Patents, net	593,382	628,776	699,563
Long-term portion of prepaid research and development - related party (Note 11)	274,463	335,454	457,438
Deposits	2,888	4,886	0
Total non current assets	11,645,142	10,142,947	8,714,247
Total assets	24,409,796	18,226,806	12,016,099
Current liabilities
Accounts payable and accrued liabilities	1,076,295	1,195,368	649,503
Primsol payable	1,111,057	0
Accrued liabilities - related party (Note 8)		0	150,000
Accrued compensation	492,584	196,503	0
Deferred revenue	85,714	85,714	85,714
Related party payable	38,451	0
Payable to Ampio		0	561,059
Notes to Ampio		0	4,600,000
Interest payable to Ampio		0	46,002
Total current liabilities	2,804,101	1,477,585	6,092,278
Convertible promissory notes, net of amortization discount of $253,448 (Note 8)	4,921,552	0
Contingent consideration	687,685	664,000	0
Long-term deferred revenue	383,036	425,893	511,607
Interest payable	161,988	0
Deferred rent	11,694	1,449
Non-current deferred tax liability		41,427	42,807
Warrant derivative liability	180,969	0
Total liabilities	$ 9,151,025	$ 2,610,354	$ 6,646,692
Commitments and contingencies (Note 5)
Stockholders' equity
Preferred Stock, par value $.0001; 50,000,000 shares authorized; none issued	$ 0	$ 0	$ 0
Common Stock, par value $.0001; 300,000,000 shares authorized; shares issued and outstanding 14,259,693 in Dec 2015, 14,259,681 in 2015 and 7,901,426 in 2014	1,426	1,426	790
Additional paid-in capital	39,247,254	38,996,367	16,026,554
Ampio stock subscription	0	(5,000,000)	0
Accumulated deficit	(23,989,909)	(18,381,341)	(10,657,937)
Total stockholders' equity	15,258,771	15,616,452	5,369,407
Total liabilities and equity	$ 24,409,796	$ 18,226,806	$ 12,016,099